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[LOGO] USAA LIFE INSURANCE COMPANY
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                                  May 1, 2000


BY EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


RE:  USAA LIFE INSURANCE COMPANY ("USAA LIFE")
     SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY ("REGISTRANT") FORM N-4 REGISTRATION STATEMENT ("REGISTRATION STATEMENT")
     FILE NO. 33-82268 AND NO. 811-8670
     CIK NO. 0000927820
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Commissioners:

     On April 28, 2000, Registrant electronically filed its most recent amendments to the above-referenced registration statement under the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 (collectively, the "Amendment").

     Pursuant to Rule 497(j) under the 1933 Act, USAA Life, on behalf of Registrant, certifies that the form of prospectus and statement of additional information that Registrant would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Amendment.


                                                 Very truly yours,

                                                 /s/ Dwain A. Akins
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                                                 DWAIN A. AKINS
                                                 Assistant Vice President &
                                                 Managing Attorney
                                                 Life & Health Insurance Counsel



9800 Fredericksburg Road  San Antonio, Texas 78288     1-800-531-8000
                                              In San Antonio 498-8000